UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas P. Callahan
Title:  Chairman
Phone:  (713) 572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     1/31/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             106

Form 13F Information Table Value Total:  $      220,490
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Apple Computer Inc           COM            037833100     5145     9668 SH       SOLE                  9382      0    0
Abbott Laboratories          COM            002824100     2721    41545 SH       SOLE                 38874      0    0
Ace Limited                  COM            H0023R105     3386    42425 SH       SOLE                 41000      0    0
Accenture PLC CL A           COM            G1151C101     2040    30669 SH       SOLE                 28930      0    0
American Electric Techs      COM            025576109      450    89382 SH       SOLE                 86882      0    0
Allergan Inc                 COM            018490102      449     4898 SH       SOLE                  4398      0    0
Alcatel Lucent Adr           COM            013904305       21    15293 SH       SOLE                 15293      0    0
Anadarko Petroleum Corp      COM            032511107     1492    20073 SH       SOLE                 19288      0    0
Avon Products Inc            COM            054303102      373    25957 SH       SOLE                 25957      0    0
American Express Company     COM            025816109     2626    45685 SH       SOLE                 45035      0    0
Brookfield Asset Mgmt        COM            112585104     2935    80092 SH       SOLE                 75969      0    0
Bard C R Incorporated        COM            067383109     1489    15235 SH       SOLE                 14700      0    0
Bunge Limited                COM            G16962105     1371    18864 SH       SOLE                 18064      0    0
Bhp Billiton Ltd Adr         COM            088606108     3010    38377 SH       SOLE                 37048      0    0
Brookfield Infra Ptnrs       COM            G16252101     3892   110424 SH       SOLE                106365      0    0
Bank Of Nova Scotia          COM            064149107     3145    54330 SH       SOLE                 52305      0    0
Berkshire Hathaway Cl B      COM            084670702     2828    31530 SH       SOLE                 30630      0    0
Peabody Energy Corp          COM            704549104     1432    53803 SH       SOLE                 52944      0    0
Caterpillar Inc              COM            149123101     4010    44745 SH       SOLE                 42756      0    0
Cullen Frost Bankers         COM            229899109     1754    32326 SH       SOLE                 32119      0    0
Core Laboratories N V        COM            N22717107     1426    13050 SH       SOLE                 12300      0    0
Cliffs Natural Resources Inc COM            18683K101     1042    27018 SH       SOLE                 25768      0    0
Clorox Company               COM            189054109      593     8100 SH       SOLE                  8100      0    0
Compass Minerals Intl        COM            20451N101      448     6000 SH       SOLE                  6000      0    0
Canadian Natl Ry Co          COM            136375102     2801    30774 SH       SOLE                 29820      0    0
Consol Energy Inc            COM            20854P109      211     6586 SH       SOLE                  6586      0    0
Cisco Systems Inc            COM            17275R102     2669   135833 SH       SOLE                131248      0    0
C V S Caremark Corp          COM            126650100     3037    62808 SH       SOLE                 60708      0    0
Chevron Corp                 COM            166764100     4144    38320 SH       SOLE                 36800      0    0
Cemex Sa Adr New             COM            151290889      264    26780 SH       SOLE                 24780      0    0
Cypress Semiconductor        COM            232806109      196    18126 SH       SOLE                 17540      0    0
Dominion Res Inc Va New      COM            25746U109     3380    65243 SH       SOLE                 63143      0    0
Du Pont E I De Nemour&Co     COM            263534109     2457    54628 SH       SOLE                 52577      0    0
Diageo Plc New Adr           COM            25243Q205     3668    31463 SH       SOLE                 30983      0    0
Discover Financial Svcs      COM            254709108     2699    70000 SH       SOLE                 70000      0    0
Danaher Corp Del             COM            235851102      297     5315 SH       SOLE                  5315      0    0
Disney Walt Hldg Co          COM            254687106     3054    61344 SH       SOLE                 58919      0    0
E M C Corp Mass              COM            268648102     1722    68060 SH       SOLE                 64975      0    0
Emerson Electric Co          COM            291011104     2821    53274 SH       SOLE                 51374      0    0
Enterprise Prd Prtnrs Lp     COM            293792107      641    12799 SH       SOLE                 12799      0    0
Express Scripts Inc          COM            30219G108     2886    53450 SH       SOLE                 51530      0    0
Eaton Corporation            COM            G29183103      300     5540 SH       SOLE                  5540      0    0
Fiserv Inc                   COM            337738108     2368    29960 SH       SOLE                 29030      0    0
FRIEDMAN INDS INC COM        COM            358435105      128    12616 SH       SOLE                 12616      0    0
General Dynamics Corp        COM            369550108      623     9000 SH       SOLE                  9000      0    0
General Electric Company     COM            369604103     4491   213957 SH       SOLE                205792      0    0
Gilead Sciences Inc          COM            375558103     2189    29800 SH       SOLE                 28600      0    0
General Mills Inc            COM            370334104     2972    73538 SH       SOLE                 69960      0    0
Spdr Gold TRUST              ETF            78463V107      410     2531 SH       SOLE                  2531      0    0
Google Inc Class A           COM            38259P508     3335     4715 SH       SOLE                  4620      0    0
Halcon Resources Corporation COM            40537Q209      781   112852 SH       SOLE                112852      0    0
Intl Business Machines       COM            459200101     4612    24079 SH       SOLE                 23254      0    0
Intel Corp                   COM            458140100     4197   203552 SH       SOLE                193541      0    0
Johnson & Johnson            COM            478160104     5480    78168 SH       SOLE                 74885      0    0
J. P. Morgan Chase & Co.     COM            46625H100     3380    76863 SH       SOLE                 72899      0    0
Nordstrom Inc                COM            655664100     1543    28840 SH       SOLE                 26475      0    0
Kirby Corporation            COM            497266106      995    16070 SH       SOLE                 14820      0    0
Kinder Morgan Inc            COM            49456B101     5031   142396 SH       SOLE                135538      0    0
Kinder Morgan Energy Lp      COM            494550106      245     3075 SH       SOLE                  3075      0    0
Kinder Morgan Mgmt Llc       COM            49455U100     1212    16056 SH       SOLE                 14354      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Coca Cola Company            COM            191216100     1384    38179 SH       SOLE                 36251      0    0
Lowes Companies Inc          COM            548661107      710    19978 SH       SOLE                 19478      0    0
Las Vegas Sands Corp         COM            517834107      208     4500 SH       SOLE                  4500      0    0
Mc Donalds Corp              COM            580135101     4941    56011 SH       SOLE                 53306      0    0
Altria Group Inc.            COM            02209S103      217     6909 SH       SOLE                  6560      0    0
Monsanto Co New Del          COM            61166W101     1263    13347 SH       SOLE                 12722      0    0
Microsoft Corp               COM            594918104     2000    74894 SH       SOLE                 71793      0    0
NextEra Energy, Inc          COM            65339F101     3739    54037 SH       SOLE                 51686      0    0
Nike Inc Class B             COM            654106103     3644    70616 SH       SOLE                 68666      0    0
Northern TRUST Corp          COM            665859104      377     7519 SH       SOLE                  6769      0    0
Oracle Corporation           COM            68389X105     3659   109826 SH       SOLE                106105      0    0
Plains All Amern Ppln Lp     COM            726503105      274     6060 SH       SOLE                  6060      0    0
Paychex Inc                  COM            704326107     2139    68777 SH       SOLE                 65777      0    0
Pepsico Incorporated         COM            713448108     3141    45896 SH       SOLE                 44046      0    0
Petsmart Inc                 COM            716768106     4159    60854 SH       SOLE                 58568      0    0
Pfizer Incorporated          COM            717081103     4849   193347 SH       SOLE                185122      0    0
Procter & Gamble Co          COM            742718109     4599    67740 SH       SOLE                 65091      0    0
Polaris Industries Inc       COM            731068102     2201    26158 SH       SOLE                 24105      0    0
Philip Morris Intl Inc       COM            718172109      493     5892 SH       SOLE                  5626      0    0
Regions Financial Cp New     COM            7591EP100      115    16150 SH       SOLE                 16150      0    0
Raytheon Company New         COM            755111507      246     4277 SH       SOLE                  4277      0    0
Scana Corporation New        COM            80589M102     3013    66018 SH       SOLE                 63756      0    0
Sch St US Trsr Etf           ETF            808524862     4603    91166 SH       SOLE                 91166      0    0
Sch US Tips Etf              ETF            808524870     4498    77147 SH       SOLE                 76430      0    0
Ishares 1-3 yr T-Bond        ETF            464287457      345     4089 SH       SOLE                  3436      0    0
Synovus Financial Corp       COM            87161C105       65    26500 SH       SOLE                 26500      0    0
Stericycle Inc               COM            858912108      736     7890 SH       SOLE                  7560      0    0
Sysco Corporation            COM            871829107     1970    62225 SH       SOLE                 58674      0    0
A T & T Corp                 COM            00206R102     4517   133990 SH       SOLE                129487      0    0
Molson Coors Brewing Clb     COM            60871R209      685    16000 SH       SOLE                 16000      0    0
Tellabs Inc                  COM            879664100       23    10000 SH       SOLE                 10000      0    0
Thomson Reuters Corp         COM            884903105     1046    36000 SH       SOLE                 36000      0    0
Telus Corp Non Vtg           COM            87971M202     3169    48655 SH       SOLE                 46134      0    0
United Healthcare Cor        COM            91324P102     1473    27166 SH       SOLE                 26666      0    0
Union Pacific Corp           COM            907818108     2623    20861 SH       SOLE                 20025      0    0
U S Bancorp Del New          COM            902973304      799    25000 SH       SOLE                 25000      0    0
United Technologies Corp     COM            913017109      248     3025 SH       SOLE                  3025      0    0
Vanguard Corp Bond Etf       ETF            92206C870      647     7385 SH       SOLE                  7385      0    0
Vanguard Emerging Market     ETF            922042858      682    15318 SH       SOLE                 13374      0    0
Wells Fargo & Co New         COM            949746101     1460    42713 SH       SOLE                 41363      0    0
Weatherford Intl Ltd         COM            H27013103      152    13575 SH       SOLE                 11620      0    0
Wal-Mart Stores Inc          COM            931142103     4452    65247 SH       SOLE                 63060      0    0
Weingarten Rlty Invs Sbi     COM            948741103     2316    86518 SH       SOLE                 83818      0    0
Western Union Company        COM            959802109      191    14000 SH       SOLE                 14000      0    0
Exxon Mobil Corporation      COM            30231G102     6747    77959 SH       SOLE                 72741      0    0
Dentsply Intl Inc            COM            249030107      355     8953 SH       SOLE                  8953      0    0